Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of Significant Accounting Policies Text Block Abstract
Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment
Buildings	40 years
Leasehold improvements	3 – 10 years
Plant and equipment	3 – 7 years